Capital management (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Nu Mexico Financiera [Member]
IfrsStatementLineItems [Line Items]
Regulatory capital position	$ 288,654	$ 391,714
Capital ratio	19.20%	28.10%
Minimum requirement	10.50%
Nu Colombia [Member]
IfrsStatementLineItems [Line Items]
Regulatory capital position	$ 184,793
Capital ratio	22.60%
Minimum requirement	10.50%